CONSOLIDATED STATEMENT OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
CONSOLIDATED STATEMENT OF CASH FLOWS
Loss before Income tax	€ (158,343)	€ (226,490)	€ (169,494)
Depreciation and amortization of tangible and intangible assets	8,133	7,906	2,166
Impairment losses on loans, receivables and other assets	4,405	5,877	4,436
Impairment losses on obsolete inventories	471	275	288
Share-based payment expense	21,647	37,267	17,409
Net (gain)/loss from disposal of tangible and intangible assets	(17)	(149)	52
Impairment losses on investment in subsidiaries		28
Change in provision for other liabilities and charges	5,455	6,780	5,324
Lease modification (income)/expense	(57)
Interest (income)/expenses	613	(682)	(17)
Net foreign exchange (gain)/loss	10,617	(1,034)	(620)
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	5,356	(15,443)	(717)
(Increase)/Decrease in inventories	1,758	(509)	(636)
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	2,587	4,880	4,606
Income taxes paid	(1,097)	(1,294)	(1,809)
Net cash flows used in operating activities	(98,472)	(182,588)	(139,012)
Cash flows from investing activities
Purchase of property and equipment	(1,997)	(5,658)	(3,508)
Proceeds from sale of property and equipment	21	51	20
Purchase of intangible assets	(520)	(109)	(27)
Proceeds from sale of intangible assets		224	219
Payment for acquisition of subsidiary, net of cash acquired		7
Interest received	773	795
Movement in other non-current assets	49	(295)	(337)
Movement in term deposits and other current assets	61,718	(62,716)
Net cash flows (used in)/from investing activities	60,044	(67,701)	(3,633)
Cash flows from financing activities
Repayment of borrowings		(9)	(2,244)
Interest settled - financing	(34)	(22)	(142)
Payment of lease interest	(1,332)	(1,176)
Repayment of lease liabilities	(3,999)	(3,769)
Equity transaction costs	(11,193)	(7,357)
Capital Contributions	203,006	329,161	215,985
Proceeds from exercise of stock option	680
Buy back of stock from non-controlling interests			(350)
Net cash flows from financing activities	187,128	316,828	213,249
Net increase in cash and cash equivalents	148,700	66,539	70,604
Effect of exchange rate changes on cash and cash equivalents	(13,820)	2,847	303
Cash and cash equivalents at the beginning of the period	170,021	100,635	29,728
Cash and cash equivalents at the end of the period	€ 304,901	€ 170,021	€ 100,635